CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income	$ 276,442	$ 878,644	$ 1,088,149	$ 980,938
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred dry-docking costs	177,378	182,346	897,171	637,611
Amortization of deferred finance charges	0	0	6,628	0
Amortization of other deferred charges	0	0	31,066	0
Deferred revenue amortization	0	0	(119,006)	0
Shareholders' deemed interest contribution	0	0	62,500	0
Changes in operating assets and liabilities:
Accounts receivable trade	(668,520)	(342,605)	454,488	340,152
Inventories	3,167	(46,586)	(86,004)	(14,111)
Due from/ to related parties	86,645	(96,264)	(582,952)	(166,815)
Prepaid expenses and other current assets	(10,603)	(29,060)	(320,055)	(15,537)
Deferred charges	0	0	(198,364)	(784,474)
Accounts payable	210,888	105,104	129,201	(71,621)
Accrued liabilities	25,001	119,170	384,827	(3,437)
Deferred revenue	47,708	0	564,313	0
Net Cash provided by Operating Activities	148,106	770,749	2,311,962	902,706
Cash flow used in Investing Activities:
Vessel acquisitions	0	(7,549,281)	(17,227,436)	0
Net cash used in Investing Activities	0	(7,549,281)	(17,227,436)	0
Cash flows provided by Financing Activities:
Gross proceeds from issuance of common stock	0	0	2,625,590	0
Common stock offering expenses paid	0	0	(305,889)	0
Proceeds from related party debt	0	0	12,500,000	0
Repayment of related party debt	0	0	(7,500,000)	0
Shareholders' Contribution	0	7,615,000	0	0
Proceeds from long-term debt	0	0	11,000,000	0
Payment of deferred financing costs	0	0	(232,568)	0
Net cash provided by Financing Activities	0	7,615,000	18,087,133	0
Net increase in cash, cash equivalents, and restricted cash	148,106	836,468	3,171,659	902,706
Cash, cash equivalents and restricted cash at the beginning of the period / year	1,739,174	0	1,887,280	836,468
Cash, cash equivalents and restricted cash at the end of the period / year	1,887,280	836,468	5,058,939	1,739,174
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	1,887,280	836,468	4,558,939	1,739,174
Restricted cash	0	0	500,000	0
Cash, cash equivalents and restricted cash at the end of the period / year	1,887,280	836,468	5,058,939	1,739,174
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed distribution relating to issuance of preferred shares	0	2,740,000	0	0
Shares issued in connection with the Series A Preferred Shares Settlement Agreement	0	0	967,800	0
Series A Preferred Shares dividend waived accounted as deemed contribution	0	0	3,379,589	0
Preferred shareholders' deemed contribution pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses	0	0	112,637	0
Shareholder's deemed contribution pursuant to the $7.5 million Bridge Loan	0	0	62,500	0
Unpaid vessel acquisition costs (included in Accounts payable and Accrued liabilities)	0	0	33,344	0
Unpaid deferred financing costs (included in Accounts payable)	0	0	17,000	0
Cash paid during the year for:
Interest	$ 0	$ 0	$ 0	$ 0